Note 2 - Acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 14, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Acquisitions (Details) [Line Items]
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ 289	$ 0	$ 0
Kasson State Bank [Member]
Note 2 - Acquisitions (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 52,800
Business Combination, Recognized Identifiable Assets, Acquired and Liabilities Assumed, Finance Receivables	24,100
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Investments	17,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	10,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	400
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Assets	800
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	49,300
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deposits	47,300
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Liabilities	2,000
Payments to Acquire Businesses, Gross	3,200
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 300	$ 289	$ 0	$ 0